Common Stock - Summary of Stockholders' Equity Note, Warrants or Rights (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Nov. 30, 2019
Class of Warrant or Right [Line Items]
Shares	9,825,545
Exercise Price		$ 0.01
Fair Value at Issuance, Net	$ 29,183
Common Stock Warrants February 2021 [Member]
Class of Warrant or Right [Line Items]
Date of Issue	February 2021
Shares	6,298,304
Exercise Price	$ 0.01
Fair Value at Issuance, Net	$ 21,971
Expiration	March 24, 2025
Common Stock Warrants March, August and October 2020 [Member]
Class of Warrant or Right [Line Items]
Date of Issue	March, August and October 2020
Shares	3,527,241
Exercise Price	$ 0.01
Fair Value at Issuance, Net	$ 7,212
Expiration	March 24, 2025